Provisions - Schedule of Assumptions for Other Provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
Total £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	£ 2,198
Exchange and other adjustments	1
Provisions applied	(748)
(Release) charge for the year	1,321
At 31 December	2,772
Provisions for financial commitments and guarantees £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	265
Exchange and other adjustments	1
Provisions applied	0
(Release) charge for the year	(71)
At 31 December	195
Regulatory and legal provisions £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	1,516
Exchange and other adjustments	0
Provisions applied	(276)
(Release) charge for the year	953
At 31 December	2,193
Other £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	417
Exchange and other adjustments	0
Provisions applied	(472)
(Release) charge for the year	439
At 31 December	£ 384